Shares to be Issued - Additional Information (Parenthetical) (Detail) (Shanghai Kangshi, USD $)	12 Months Ended
Dec. 31, 2010
Shanghai Kangshi
Equity [Line Items]
Shares issued or issuable in connection with acquisitions	970,215
Shares issued or issuable in connection with acquisitions, value per share	$ 1.30